Short-Term Debt and Credit Facilities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Line of Credit Facility [Line Items]
Short-term debt		$ 168.4	$ 236.2
Line of Credit Facility [Abstract]
Aggregate Commitment		900.0
Amount Outstanding	[1]	$ 168.7
Weighted Average Interest Rate		1.62%
Maturity		Mar. 08, 2022
Ratio of Consolidated Debt to Consolidated Capitalization		65.00%
OGE Energy [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity		$ 450.0
Line of Credit Facility [Abstract]
Amount Outstanding		$ 168.4
Weighted Average Interest Rate		1.62%
Maturity		Mar. 08, 2022
Ratio of Consolidated Debt to Consolidated Capitalization		65.00%
OG&E [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity		$ 450.0
Line of Credit Facility [Abstract]
Aggregate Commitment		600.0
Letters of Credit Outstanding, Amount		$ 0.3
Weighted Average Interest Rate		0.95%
Maturity		Mar. 08, 2022
Period For Which Regulatory Approval Has Been Given to Acquire Short Term Debt		2 years
Short Term Borrowing Capacity That Has Regulatory Approval		$ 800.0
Debt Restriction Maximum Letters of Credit		100.0
Available Optional Increase of Borrowing Capacity in Credit Facility		$ 150.0
Ratio of Consolidated Debt to Consolidated Capitalization		65.00%
Uninsured Judgements [Member] | OGE Energy [Member]
Line of Credit Facility [Abstract]
Acceleration of Indebtedness of Credit Facility		$ 100.0
Uninsured Judgements [Member] | OG&E [Member]
Line of Credit Facility [Abstract]
Acceleration of Indebtedness of Credit Facility		$ 100.0

[1]	Includes direct borrowings under the revolving credit agreements, commercial paper borrowings and letters of credit at December 31, 2017.